BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2022
BASIS OF PREPARATION
BASIS OF PREPARATION

2.BASIS OF PREPARATION

The financial statements have been prepared in accordance with international financial reporting standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Standards Interpretations Committee (“IFRIC”). The financial statements have been prepared under the historical cost convention, except for the measurement to fair value certain financial and digital assets and financial instruments as described in the accounting policies below.

The financial statements are prepared in sterling, which is the functional currency of the company. Monetary amounts in these financial statements are rounded to the nearest thousand GBP. Argo Innovations Labs Inc., 9377-2556 Quebec Inc, and 9366-5230 Quebec Inc.’s functional currency is Canadian Dollars; Argo Operating US LLC and Argo Holdings US Inc.’s functional currency is United States Dollars; all entries from these entities are presented in the Group’s presentational currency of Sterling. Where the subsidiaries functional currency is different from the parent, the assets and liabilities presented are translated at the closing rate as at the Statement of Financial Position date. Income and expenses are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

Restatement of 2022 taxes

The 2022 income tax accounting was completed based on preliminary information at the time of the financial statement completion. When updating the income taxes for 2023 it was determined that the 2022 estimates were inaccurate and have been restated.

The impact on the 2022 financial statements are as follows:

Income tax recovery increased by £9,124 from £361 to £9,485.

Cumulative translation adjustment decreased by £142 from £1,735 to £1,593

Net loss decreased by £9,124 from a loss of £194,231 to a loss of £185,107.

Deferred tax liability decreased by £8,782 from £8,782 to £nil.

Critical accounting judgements and key sources of estimation uncertainty

The preparation of financial statements in conformity with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are disclosed in Note 6.